Madison Mosaic Funds
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147  FAX: 608-274-7905

BY EDGAR

November 25, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of Madison Mosaic Government Money Market Trust.

We are making this filing pursuant to Rule 485(a) rather than Rule 485(b) for the purposes of incorporating the changes mandated by the recent revisions to Form N-1A.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel
Madison Mosaic Funds

Enclosures